CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 July 22, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:             First Trust Exchange-Traded Fund
                   (Registration Nos. 333-125751 and 811-21774)
                --------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497 on July 3, 2013. The Registration Statement relates to First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index(SM) Fund, First Trust NYSE Arca Biotechnology Index Fund and First Trust US IPO Index Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                         Very truly yours,

                                         CHAPMAN AND CUTLER LLP


                                         By: /s/ Morrison C. Warren
                                             ----------------------------
                                                 Morrison C. Warren